Other Borrowings - Loan Portfolio and Its Effect on CFBank's Financial Performance (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial bank lines of credit
Average daily balance during the year
Average interest rate during the year	0.38%	1.44%	3.25%
Maximum month-end balance during the year
Weighted average interest rate at year-end	0.38%	0.38%	3.25%